Other Assets (Tables)	12 Months Ended
Mar. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other assets
	As of March 31,	As of March 31,
	2020	2019
Prepayments for advertising or marketing	$6,200,104	$1,856,390
Prepayment of celebrity endorsement fee	296,397	400,980
Total	$6,496,501	$2,257,370